GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.72%
39,480	Anglo American PLC	$ 2,051,211
26,000	Koninklijke DSM NV	4,651,263
20,954	Linde PLC	6,693,336
76,537	Symrise AG	9,176,284
		22,572,094
Communications — 9.31%
94,952	Alibaba Group Holding Ltd(a)	1,295,783
1,400,000	Ascential PLC(a)	6,370,658
300,000	CyberAgent Inc	3,712,382
48,760	Delivery Hero SE(a)(b)	2,125,159
2,295	JD.com Inc Class A(a)	65,219
8,394	MercadoLibre Inc(a)	9,984,495
25,000	Nice Ltd Sponsored ADR(a)	5,475,000
110,000	Nordic Entertainment Group AB Class B(a)	4,441,682
24,663	Sea Ltd ADR(a)	2,954,381
8,500	Shopify Inc Class A(a)	5,745,660
50,800	Tencent Holdings Ltd	2,337,287
		44,507,706
Consumer, Cyclical — 10.21%
22,713	adidas AG	5,292,749
100,000	CTS Eventim AG & Co KGaA(a)	6,791,771
57,707	Ferguson PLC	7,814,349
50,000	GN Store Nord A/S(c)	2,450,819
16,303	LVMH Moet Hennessy Louis Vuitton SE	11,637,131
19,200	Shimano Inc	4,396,960
78,900	Sony Group Corp	8,111,257
46,160	Zalando SE(a)(b)	2,341,593
		48,836,629
Consumer, Non-Cyclical — 34.78%
5,978	Adyen NV(a)(b)(c)	11,840,657
65,000	Alcon Inc	5,149,686
193,114	Allfunds Group PLC(a)	2,212,130
90,000	Amadeus IT Group SA(a)	5,877,915
12,785	Argenx SE(a)(c)	4,000,081
400,000	Clarivate PLC(a)	6,704,000
32,000	Cochlear Ltd	5,342,763
28,292	Coloplast A/S Class B(c)	4,284,498
30,000	CSL Ltd	5,989,287
206,096	Diageo PLC	10,452,749
200,000	Evotec SE(a)	6,018,651
110,000	Experian PLC	4,236,370
28,073	Genmab A/S(a)	10,138,653
180,000	Hikma Pharmaceuticals PLC	4,853,668
138,855	IDP Education Ltd	3,249,781
57,923	Intertek Group PLC	3,949,854
118,100	Kyowa Kirin Co Ltd	2,747,470
8,867	Lonza Group AG	6,425,063
19,691	L'Oreal SA	7,865,520
107,168	Nestle SA	13,933,840
108,408	Novo Nordisk A/S Class B(c)	12,024,197
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
365,250	Oxford Nanopore Technologies PLC(a)	$ 1,897,247
242,481	RELX PLC	7,542,276
35,055	Roche Holding AG	13,869,926
2,088	Straumann Holding AG	3,333,883
33,400	Sysmex Corp	2,419,079
		166,359,244
Financial — 9.51%
776,800	AIA Group Ltd	8,094,842
229,700	DBS Group Holdings Ltd	6,018,561
30,000	Deutsche Boerse AG	5,400,355
280,000	FinecoBank Banca Fineco SpA	4,254,641
47,975	HDFC Bank Ltd ADR	2,942,307
125,400	Hong Kong Exchanges & Clearing Ltd	5,851,660
210,000	Intermediate Capital Group PLC	4,874,207
44,091	London Stock Exchange Group PLC	4,596,669
2,777	Partners Group Holding AG	3,438,489
		45,471,731
Industrial — 14.33%
154,224	Assa Abloy AB Class B	4,145,477
95,089	Atlas Copco AB Class A	4,935,687
75,000	Cellnex Telecom SA(b)	3,609,350
26,100	Daikin Industries Ltd	4,739,863
26,000	DSV A/S	4,983,046
50,800	Hoya Corp	5,789,061
15,600	Keyence Corp	7,233,761
100,700	Makita Corp	3,222,057
35,000	MTU Aero Engines AG	8,116,894
34,822	Safran SA	4,099,808
43,386	Schneider Electric SE	7,284,130
18,000	Sika AG	5,955,369
7,900	SMC Corp	4,416,053
		68,530,556
Technology — 13.09%
29,938	ASML Holding NV	20,005,333
150,000	AVEVA Group PLC(c)	4,789,128
25,221	Capgemini SE	5,596,649
40,000	CyberArk Software Ltd(a)	6,750,000
167,903	Keywords Studios PLC	5,774,395
74,352	Samsung Electronics Co Ltd	4,247,647
70,000	SimCorp A/S(c)	5,133,137
32,804	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,420,145
13,400	Tokyo Electron Ltd	6,881,720
		62,598,154
TOTAL COMMON STOCK — 95.95% (Cost $380,442,795)		$458,876,114

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Industrial — 0.50%
5,409	Sartorius AG	$ 2,387,243
TOTAL PREFERRED STOCK — 0.50% (Cost $1,988,000)		$2,387,243
GOVERNMENT MONEY MARKET MUTUAL FUNDS
690,000	BlackRock FedFund Institutional Class(d), 0.23%(e)	690,000
690,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 0.30%(e)	690,000
690,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.25%(e)	690,000
690,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.25%(e)	690,000
344,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.25%(e)	344,000
143,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.23%(e)	143,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.68% (Cost $3,247,000)		$3,247,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.89%
$1,788,532	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,788,532 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(d)	1,788,532
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,788,532	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,788,532 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(d)	$ 1,788,532
707,198	Undivided interest of 8.30% in a repurchase agreement (principal amount/value $8,526,232 with a maturity value of $8,526,303) with Morgan Stanley & Co LLC, 0.30%, dated 3/31/22 to be repurchased at $707,198 on 4/1/22 collateralized by various U.S. Government Agency securities, 1.63% - 8.00%, 7/1/22 - 6/1/57, with a value of $8,696,757.(d)	707,198
TOTAL SHORT TERM INVESTMENTS — 0.89% (Cost $4,284,262)		$4,284,262
TOTAL INVESTMENTS — 98.02% (Cost $389,962,057)		$468,794,619
OTHER ASSETS & LIABILITIES, NET — 1.98%		$9,458,521
TOTAL NET ASSETS — 100.00%		$478,253,140

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 31, 2022.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2022.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Summary of Investments by Country as of March 31, 2022.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$69,947,814	14.92%
Japan	53,669,662	11.45
Switzerland	52,106,257	11.11
Germany	47,650,698	10.16
Netherlands	40,497,334	8.64
Denmark	39,014,350	8.32
France	36,483,238	7.78
Australia	14,581,831	3.11
Hong Kong	13,946,503	2.97
Sweden	13,522,846	2.88
Israel	12,225,000	2.61
Ireland	10,010,766	2.14
Argentina	9,984,495	2.13
Spain	9,487,265	2.02
Singapore	8,972,942	1.91
United States	7,531,262	1.61
Canada	5,745,660	1.23
Jordan	4,853,668	1.04
Italy	4,254,641	0.91
South Korea	4,247,647	0.91
China	3,698,288	0.79
Taiwan	3,420,145	0.73
India	2,942,307	0.63
Total	$468,794,619	100.00%
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$62,814,377	$396,061,737	$—	$458,876,114
Preferred Stock	—	2,387,243	—	2,387,243
Government Money Market Mutual Funds	3,247,000	—	—	3,247,000
Short Term Investments	—	4,284,262	—	4,284,262
Total Assets	$66,061,377	$402,733,242	$0	$468,794,619
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022